THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N
Lincoln Investor Advantage® Pro Advisory Choice

Supplement dated November 16, 2023 to the
Summary Prospectus for New Investors dated May 1, 2023

This supplement to the summary prospectus for your individual variable annuity contract describes revisions to i4LIFE® Advantage, an optional variable payout option available under your Contract. These revisions apply to all i4LIFE® Advantage elections on and after November 20, 2023. All other provisions in your prospectus remain unchanged.

OVERVIEW

The following changes will apply to all elections of i4LIFE® Advantage beginning November 20, 2023:
•	The minimum Access Period selected must be no less than 10 years;
•	The available Assumed Investment Return (AIR) rates are limited to 3% and 4%;
•	The annuity factor used to calculate the Regular Income Payment will no longer include gender as a component; and
•	An i4LIFE® Advantage Credit will be applied to the Account Value on a quarterly basis if certain criteria are met (subject to state approval).
DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your prospectus.

Special Terms – The following term is a new term that is added to the Special Terms section:

i4LIFE® Advantage Credit. Under i4LIFE® Advantage, the additional amount credited to the Contract if both the minimum Access Period requirement and threshold value are met.

Please keep this supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N
Lincoln Investor Advantage® Pro Advisory Choice

Supplement dated November 16, 2023 to the
 May 1, 2023 Summary Prospectus for New Investors

This supplement to the summary prospectus for your individual variable annuity contract discusses a change to the Earnings Optimizer Death Benefit, an optional death benefit rider available under your Contract.  This change applies only to Contracts purchased on and after November 20, 2023. All other provisions in your prospectus remain unchanged, and the changes discussed in this supplement do not impact existing Contractowners.

OVERVIEW

The Earnings Optimizer Death Benefit charge is 0.30% for new Contractowners age 1-69 who purchase a Contract on and after November 20, 2023. (The current annual charge remains at 0.40% for Contracts purchased prior to November 20, 2023.)

DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your prospectus.

Important Information About Your Contract – The minimum annual fee stated on the Minimum and Maximum Annual Fee Table is changed from 0.40% to 0.30%. As such, the following line item replaces the current line item beginning November 20, 2023:

	Minimum	Maximum
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.30%	2.75%

Fee Tables – Annual Contract Expenses – Optional Benefit Expenses. The Current Annual Charge for the Earnings Optimizer Death Benefit is restated in the chart below and will apply to new contracts purchased on and after November 20, 2023. The line items for the Earnings Optimizer Death Benefit charge are replaced with the following entries:

All Share Classes
Earnings Optimizer Death Benefit Charge
Guaranteed Maximum Annual Charge
Age at Issue – 1-69 ………………………………………………	1.40%
Age at Issue – 70-75 ………………………………………………	1.70%
Current Annual Charge
Age at Issue – 1-69*……………………………………………….	0.30%
Age at Issue – 70-75 ………………………………………………	0.70%
*The current annual charge is 0.40% for contracts purchased prior to November 20, 2023.

Please keep this supplement for future reference.

LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

Lincoln Investor Advantage® Pro Advisory Choice Variable Annuity

Supplement dated November 16, 2023 to the
Summary Prospectus for New Investors dated May 1, 2023

This Supplement to your summary prospectus outlines important changes to the investment options under your Contract.  These changes are related to:

a) Appendix A – Funds Available Under The Contract; and
b) Appendix B – Investment Requirements.

All other provisions outlined in your variable annuity prospectus remain unchanged. This Supplement is for informational purposes and requires no action on your part.

A new investment option will be available for election beginning December 18, 2023. As a result, the following line item will be added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To seek long-term growth of capital.	Lincoln Opportunistic Hedged Equity Fund – Service Class	1.05%[1]	N/A	N/A	N/A
1This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.
The names, principal investment strategies and investment objectives of the following funds will be changed effective November 17, 2023. There are no changes to the fees or fund performance. All other information about each fund, including the principal investment strategies, can be found in the fund’s prospectus.
CURRENT FUND NAME	NEW FUND NAME AND INVESTMENT OBJECTIVE

Lincoln S&P 500 Buffer Fund Nov	Lincoln Hedged S&P 500 Fund 2: To seek long-term growth of capital.
Lincoln S&P 500 Ultra Buffer Fund Nov	Lincoln Hedged S&P 500 Conservative Fund 2: To seek long-term growth of capital.

The name, principal investment strategy and investment objective of the following fund will be changed effective December 15, 2023. There are no changes to the fee or fund performance. All other information about the fund, including the principal investment strategy, can be found in the fund’s prospectus.
CURRENT FUND NAME	NEW FUND NAME AND INVESTMENT OBJECTIVE

Lincoln Nasdaq-100 Buffer Fund Dec	Lincoln Hedged Nasdaq-100 Fund 2: To seek long-term growth of capital.

The names, principal investment strategies and investment objectives of the following funds will be changed effective February 16, 2024. There are no changes to the fees or fund performance. All other information about each fund, including the principal investment strategies, can be found in the fund’s prospectus.
CURRENT FUND NAME	NEW FUND NAME AND INVESTMENT OBJECTIVE

Lincoln S&P 500 Buffer Fund Feb	Lincoln Hedged S&P 500 Fund 3: To seek long-term growth of capital.
Lincoln S&P 500 Ultra Buffer Fund Feb	Lincoln Hedged S&P 500 Conservative Fund 3: To seek long-term growth of capital.

The name, principal investment strategy and investment objective of the following fund will be changed effective March 15, 2024. There are no changes to the fee or fund performance. All other information about the fund, including the principal investment strategy, can be found in the fund’s prospectus.
CURRENT FUND NAME	NEW FUND NAME AND INVESTMENT OBJECTIVE

Lincoln Nasdaq-100 Buffer Fund Mar	Lincoln Hedged Nasdaq-100 Fund 3: To seek long-term growth of capital.

The following investment options will not be available in Contracts issued on or after November 20, 2023:
•	Lincoln Hedged Nasdaq-100 Fund 2
•	Lincoln Hedged S&P 500 Conservative Fund 2
•	Lincoln Hedged S&P 500 Fund 2
•	Lincoln Nasdaq-100 Buffer Fund Mar
•	Lincoln Nasdaq-100 Buffer Fund June
•	Lincoln S&P 500 Buffer Fund Feb
•	Lincoln S&P 500 Buffer Fund May
•	Lincoln S&P 500Ultra Buffer Fund Feb
•	Lincoln S&P 500 Ultra Buffer Fund May

Appendix B – Investment Requirements. If you have elected the Earnings Optimizer Death Benefit, you will be subject to the Investment Requirements outlined in the prospectus. The change outlined below is effective beginning December 18, 2023, and is added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

The Lincoln Opportunistic Hedged Equity Fund is added to Group 1 – Unlimited Subaccounts.

Please retain this supplement for future reference.